Inventories - Schedule of Current Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Finished goods	€ 194	€ 40
Work in progress	2	9
Total	€ 196	€ 49